Investments	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Investments	Investments

	As at December 31	As at December 31
(in millions of U.S. dollars)	2020	2019
INVESTMENTS
Marketable equity securities(1)	44.5	—
Other	0.9	0.5
Total investments	45.4	0.5
1.Included in marketable equity securities is the Company's investment in Artemis Gold Inc. ("Artemis"). Until November 2021, the Company requires Artemis' consent in order to transfer or dispose of the investment.